Contingencies and Provisions (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of reconciliation of provisions	Provision for severance

	2026	2025
	$	$

Balance - Beginning of fiscal year	1,715	2,591
Expensed during the year	5,632	17,503
Paid during the year	(5,224)	(18,379)

Balance - End of fiscal year	2,123	1,715